ACCOUNTS RECEIVABLE	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
NOTE 5 - ACCOUNTS RECEIVABLE

As at March 31, 2018 and December 31, 2017, the Company had the following amounts due from third parties:

	March 31, 2018	December 31, 2017
	$	$
Due From Trading Platform (Note 7)	373,719	297,309

	373,719	297,309